Provision for Pension Plan - Changes in Actuarial Obligations (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TCSPREV plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	R$ 457,000	R$ 551,000	R$ 586,000
Interest cost	64,927,000	62,214,000	57,066,000
Benefits paid	(54,979,000)	(53,329,000)
TCSPREV plan | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	572,477,000	497,129,000
Service cost	457,000	551,000
Interest cost	64,927,000	62,214,000
Benefits paid	(54,979,000)	(53,329,000)
Changes in actuarial assumptions	42,384,000	65,912
Projected benefit obligation at the end of the year	625,266,000	572,477,000	497,129,000
BrTPREV Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	102,000	138,000	142,000
Interest cost	260,650,000	249,319,000	228,738,000
Benefits paid	(205,879,000)	(196,368,000)
BrTPREV Plans | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	2,306,858,000	2,000,754,000
Service cost	102,000	138,000
Interest cost	260,650,000	249,319,000
Benefits paid	(205,879,000)	(196,368,000)
Changes in actuarial assumptions	162,980,000	253,015
Projected benefit obligation at the end of the year	2,524,711,000	2,306,858,000	2,000,754,000
TelemarPrev Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	1,545	2,042,000	2,785,000
Interest cost	397,842	350,701,000	328,289,000
Benefits paid	(263,493,000)	(245,496,000)
TelemarPrev Plan | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	3,491,343,000	2,792,547,000
Service cost	1,545,000	2,042,000
Interest cost	397,842,000	350,701,000
Benefits paid	(263,493,000)	(245,496,000)
Changes in actuarial assumptions	197,816,000	591,550
Projected benefit obligation at the end of the year	3,825,053,000	3,491,343,000	2,792,547,000
PBS-Telemar Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	33	24,000	80,000
Interest cost	32,488	30,475,000	28,089,000
Benefits paid	(23,158,000)	(21,746,000)
Participan's contributions	41,000	42,000
PBS-Telemar Plan | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	286,159,000	244,178,000
Service cost	33,000	24,000
Interest cost	32,488,000	30,475,000
Benefits paid	(23,158,000)	(21,746,000)
Participan's contributions	41,000	42,000
Changes in actuarial assumptions	12,096,000	33,216
Projected benefit obligation at the end of the year	307,659,000	286,159,000	244,178,000
PAMEC Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Interest cost		330,000	345,000
Benefits paid	(122,000)	(157,000)
PAMEC Plan | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	3,276,000	2,585,000
Interest cost	378,000	330,000
Benefits paid	(122,000)	(157,000)
Changes in actuarial assumptions	(232,000)	517,000
Projected benefit obligation at the end of the year	R$ 3,300,000	R$ 3,276,000	R$ 2,585,000